Servicing Activities and Mortgage Servicing Rights Rollforward (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance, beginning of period	$ 462,420	$ 568,645	$ 489,496	$ 573,196	$ 573,196	$ 503,646	$ 355,970
Acquired servicing rights						92,588	126,737
Originated servicing rights capitalized upon sale of loans	18,498	7,041	37,027	26,657	56,268	71,804	86,735
Amortization	(34,142)	(21,429)	(63,481)	(44,217)	(96,022)	(93,147)	(65,464)
Increase in valuation allowance	(30,135)		(45,279)		(39,455)
Other	(679)	(938)	(1,801)	(2,317)	(4,491)	(1,695)	(332)
Balance, end of period	415,962	553,319	415,962	553,319	489,496	573,196	503,646
Valuation Allowance:
Balance, beginning of period	54,599		39,455
Increase in valuation allowance	30,135		45,279		39,455
Balance, end of period	$ 84,734		$ 84,734		$ 39,455